24. Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Details
Passenger transportation	R$ 10,633,488	R$ 10,027,414	R$ 9,484,697
Cargo	400,959	354,561	324,492
Miles revenue	446,448	554,380	479,363
Other revenue	95,681	109,045	112,441
Gross revenue	12,091,380	11,045,400	10,400,993
Related tax	(680,026)	(716,366)	(680,496)
Net revenue	R$ 11,411,354	R$ 10,329,034	R$ 9,720,497